Pensions and Other Post-Employment Benefits - Summary of Fair Value of the Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Of Plan Assets [Abstract]
Equity Funds	$ 58	$ 59
Fixed Income Funds	35	35
Real Estate Funds	6
Listed Infrastructure Funds	8	9
Emerging Market Debt Funds	7
Non-Invested Assets	1	2
Cash and Cash Equivalents	2	2
Total fair value	$ 117	$ 107